April 25, 2011	Joy S. Newborg
Direct Tel: (612) 604-6713
Direct Fax: (612) 604-6913
JNewborg@winthrop.com

VIA EDGAR and FEDERAL EXPRESS
Securities and Exchange Commission
100 F. Street N.E.
Washington, DC 20549-3010
Attention: Ms. Sonia Barros
                  Ms. Sandra B. Hunter

RE:	INREIT Real Estate Investment Trust
Form 10-12G
Filed March 10, 2011
File No. 000-54295
Ms. Barros and Ms. Hunter:
On behalf of INREIT Real Estate Investment Trust, a North Dakota real estate investment trust (“INREIT”), we are responding to your comments presented in your letter dated April 6, 2011. For the Staff’s convenience, each of our Responses is preceded by the related Staff Comment.
Form 10-12G
General

Comment 1.	Please note that the Form 10 goes effective by lapse of time 60 days after the date filed pursuant to Section 12(g)(1) of the Securities Exchange Act of 1934. At that time, you will be subject to the reporting requirements under Section 13(a) of the Securities Exchange Act of 1934. In addition. we will continue to review your filing until all of our comments have been addressed.

Response 1.	Thank you. We understand that the Trust will be subject to the reporting requirements 60 days after the date the Form 10 was initially filed, or May 9, 2011.

Comment 2.	We note that your disclosure in the Form 10 is as of September 30, 2010. Please revise to update your disclosure throughout the document.

Response 2.	As requested, we have revised and updated our disclosures throughout the Form 10 to December 31, 2010.

Comment 3.	Please tell us when you were initially subject to the reporting requirements under section 12(g) of the Exchange Act.

Response 3.	For the past 7 years, the Trust has held annual shareholder meetings and provided shareholders with an annual report prior to each meeting that included financial statements and footnotes (audited financials have been provided over the past 6 years). Each year the Trust assessed compliance with the SEC’s reporting requirements — typically in the fall of each year. The review generally consisted of determining the Trust’s total assets as shown on the Trust’s most recent unaudited balance sheet as well as the preparation of a listing of all of the Trust’s shareholders by tax identification number.

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April 25, 2011

This list was created using the Trust’s shareholder list, which the Trust maintains. For more than the past five years, the Trust’s total assets exceeded $10 million. The total number of shareholders calculated by reference to different tax identification numbers did not exceed 500 until 2010.

The Trust relied on the tax identification number sorting method based on advice of a past governor of the advisor who advised that this method was appropriate and had been reviewed with a person at the SEC. The Trust had no reason to doubt this position and, in fact, the governor at issue has been involved in the securities industry and private and public REITs for many, many years.

In late September, 2010, the newly-appointed President of the Trust’s advisor was tasked with the job of reviewing the Trust’s compliance with the SEC’s reporting requirements. The principal focus of the review was to avoid exceeding the 500 shareholder level and to engage securities counsel to review appropriate options to reduce the number of Trust shareholders to defer SEC reporting. At the time the review was commenced, the Trust believed that the total number of shareholders was approximately 490.

In early November 2010, the Trust determined its prior method of counting shareholders for purposes of section 12(g) differed from SEC rules and interpretations. In fact, a number of IRA accounts hold shares through custodians who were counted as one shareholder under the tax identification sorting method. Counting these accounts as separate shareholders (even though the custodian had the right to vote many of these shares) as required by Rule 12g5-1(a)(6); CDI Section 152, Rule 12g5-1; CDI Section 252, Rule 12g5-1; SEC No-Action Letter, Techne Corporation, September 20, 1988 substantially increased the Trust’s shareholder count to the point that remedial measures to reduce the number of shareholders was not a meaningful exercise. Counting custodial accounts in the manner required by the above-cited authorities results in a shareholder count that exceeded 500 during 2007.

Based on these figures, the Trust immediately turned its attention to filing a Form 10 to register under section 12 with all due haste. Initially, the Trust planned on filing a Form 10 by early December 2010 even though such an early filing date required the filing of financial statements for periods that wouldn’t be included if a filing was made post-January 1, 2011. The Trust learned shortly after initial plans were made that it needed to retain new independent PCAOB accountants to reaudit Trust financial statements from prior years, which substantially delayed the filing, and filing on March 10, 2011 was the soonest the Trust could file a complete Form 10.

Comment 4.	Please revise your disclosures of “net income” throughout your filing to be consistent with the measures reported on your statements of operations. For example, on pages 57 and 70 and 114, the amounts disclosed for “net income” do not tie to the statements of operations.

Response 4.	As requested, we have revised our disclosures regarding net income in “Item 2. Financial Information - Selected Financial Data,” “Item 2. Financial Information — Management’s Discussion and Analysis — Funds From Operations — Reconciliation of Net Income Attributable to INREIT Real Estate Investment Trust to Funds from Operations” and “Item 13. Financial Statements and Supplementary Data” and throughout the Form 10 to be consistent with the measures reported on the Statement of Operations.

Item I._Business, page 2

Comment 5.	Please revise your disclosure in this section to further describe the development of your business during the last three years. Please refer to Item 101(h) of Regulation S-K.

Response 5.	Under “Item 1. Business — INREIT Real Estate Investment Trust,” we inserted the additional following disclosures before the last paragraph:

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April 25, 2011

“In 2006, we held 23 total properties that equaled $56.3 million in total assets. Between 2007 and 2010, we focused extensively on strengthening the multifamily component of our portfolio, acquiring 41 multifamily properties directly or through UPREIT transactions. A majority of these multifamily properties (38 of 41) were located in North Dakota. A description of the UPREIT structure follows below.
By the end of 2010, we had grown to 81 total properties and $344.0 million in total assets, driven primarily by our multifamily acquisition activity. More significantly, our overall property mix shifted from a 19.0% to a 50.5% concentration in multi-family properties over that same time period.
We do not have any employees. Instead, we rely on our external Advisor (described below) to conduct our day-to-day affairs. From 2007 to 2010, our Advisor’s staff increased in number and expertise, growing from 4 to 7 full-time employees including a president, chief financial officer, property accountant and internal auditor.”

Comment 6.	Please provide an organizational chart that depicts how you are organized.

Response 6.	As requested, we have inserted an organizational chart.

Item 1A. Risk Factors, page 31

Comment 7.	Please revise your risk factor subheadings so that each one conveys the specific risk to you. Currently, some of your subheadings merely state a general risk or a fact about your business. For example purposes only, we note the following subheadings:
•	“Common shares of beneficial interest represent an investment...,” page 31;

•	“Income will be received primarily from the leasing and resale...,” page 31;

•	“Ordinary dividends payable by RBITS generally are taxed...,” page 37;

•	“Special rules may apply to distributions to tax-exempt...,” page 38;

•	“General risks of investments in real estate related equity assets...,” page 49;

•	“General risks of investments in commercial mortgage-backed...,” page 49;

•	“General risks of investments in mortgage instruments...,” page 50

•	“Delays in liquidating defaulted mortgage loan investments...,” page 50

•	“General risks of investments in mezzanine loans...,” page 50

•	“Interest rate and related risks...,” page 50;

•	“Illiquid investment,” page 51; and

•	“Liquidation prior to the maturity of our real estate securities...,” page 51.

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•	“Our performance could be adversely affected by the general risks involved in ...,” page 41

•	“We face risks associated with property acquisitions which could adversely affect.. ,”,,page 43

Response 7.	As requested, we revised a number of the risk factors, including revising the subheadings referenced.

Comment 8.	Please note that each risk factor should address a single material risk in a concise manner. It appears these risk factors are addressing multiple risks in bulleted lists. To the extent that any of the risks are significant enough to warrant separate risk factors, please revise accordingly.

Response 8.	Please note that even though a few risk factors aggregate a bulleted list, to the extent we felt that any of the bulleted risks were significant enough to warrant separate risk factors, we had provided separate risk factors. In addition, we believe the risk factors which contain bulleted lists provide good disclosure and an overview of general risks involved.

Item 2. Financial Information, page 57

Comment 9.	Please tell us how you have met the requirements of Item 10(e) of Regulation S-K as it relates to your presentation of Funds from Operations and Net Operating Income. To the extent you have provided the required disclosures later in your filing, please cross reference those disclosures.

Response 9.	As requested, we have revised our disclosures regarding Funds from Operations and Net Operating Income to meet the requirements of Item 10(e) of Regulation S-K regarding non-GAAP financial measures. The disclosure regarding Funds from Operations is separate from the Statement of Operations.

Management’s Discussion and Analysis of Financial Condition..., page 58

Liquidity and Capital Resources, page 61

Comment 10.	Please expand your discussion to provide a quantitative summary of your anticipated sources and uses of cash for the next 12 months. We note that you have $12 million in mortgage maturities that come due next year as well as cash expenditures for other debt principal and interest payments, anticipated development and redevelopment costs, acquisition costs, facility improvements and non-recurring expenditures. Please quantify the amounts of all of these and any other anticipated uses over the next 12 months, and also provide a quantitative discussion of your available sources of cash. We note you indicate on page 31 that you will need to raise additional funds in the future to fund your capital needs. Please also discuss how you will address any shortfall if you are unable to raise the cash necessary to address your liquidity needs.

Response 10.	“Liquidity and Capital Resources — Cash and Cash Equivalents” have been revised as follows:
“On December 31, 2010, we had approximately $10.0 million in cash and cash equivalents compared to approximately $8.7 million at December 31, 2009 and $12.1 million at December 31, 2008. We intend to use this cash to make additional acquisitions and for general corporate purposes.
Our cash and cash equivalents are held in accounts managed by third party institutions and consist of invested cash and cash in our operating accounts. During 2010 and 2009, we did not experience any loss or lack of access to our cash or cash equivalents.
Our liquidity needs consist primarily of cash distributions to shareholders, facility

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improvements, property acquisitions, principal and interest payments under our borrowings and non-recurring expenditures. Our primary source of funding has historically consisted of proceeds from mortgage loans and sales of our securities. Payment of distributions are from cash flow of the operating partnership.

We have historically met our short-term liquidity requirements with a combination of net cash flows provided by operating activities and, when necessary, draws on our line of credit. The Advisor considers our ability to generate cash from property operating activities, cash from financing existing properties that previously were not mortgaged, and if necessary draws from our line of credit as adequate to meet our operating requirements and to make distributions to shareholders.

We believe we will have sufficient funds from these sources for the operation of our business over the next twelve months. During 2010, we generated $14.7 million in net cash from operating activities, and had available approximately $10.0 million in cash or cash equivalents as of December 31, 2010. In addition, we believe we have the ability to address unforeseen liquidity shortfall with our existing line of credit along with the ability to refinance or mortgage properties in the portfolio that currently are not mortgaged or subject to existing debt.

We have approximately $12.4 million in mortgage notes that will mature and become due in 2011. We anticipate that we will pay such obligations with cash generated from property operations as well as from proceeds from mortgage loans. As of December 31, 2010, we have five multi-family properties and five commercial properties with no existing encumbrances. We plan to finance these properties and use a portion of the cash to pay down our debt and purchase new properties.

During 2010, 2009, and 2008, expenses for routine maintenance, improvements, and renovations to properties were funded from cash flows from property operations. These expenditures were approximately $4.2 million in 2010, $4.0 million in 2009, and $2.7 million in 2008.”
Results of Operations, page 64

Comment 11.	In discussing period to period changes in property revenues; please provide analysis on the relative contribution of changes in occupancy and rent rates to overall changes in revenues. Please also discuss any market trends in occupancy and rent rates that may have impacted or that you expect may impact your operating results.

Response 11.	“Year Ended December 31, 2010 Compared to Year Ended December 31, 2009 — Property Revenues” has been revised as follows:

“Property revenues increased 10.9% from $39.4 to $43.4 million for the twelve months ended December 31, 2010, primarily as a result of an addition of ten properties to our portfolio in 2010 and two properties in the latter part of 2009. Overall vacancy in our multifamily properties improved from 4.8% to 4.0% during 2010 primarily due to improved occupancy in apartment buildings in Bismarck, ND and Omaha, NE. Vacancy in our commercial properties also improved slightly in 2010, falling from 8.1% to 6.1% primarily due to increased occupancy in two commercial properties in Fargo, ND and a commercial property in Duluth, MN.
While the majority of the increase in rental revenues in 2010 occurred from the addition of properties to our portfolio, we continue to see increased demand in our multi-family

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properties. We attribute this increase to stricter underwriting standards from banks on home purchases, increased home foreclosures forcing individuals to rent rather than buy and overall economic strength in the markets in which we invest. Furthermore, 46.0% of our commercial leases as of December 31, 2010 contain step-up clauses that provide increase in the base rental payments.”

“Year Ended December 31, 2009 Compared to Year Ended December 31, 2008 - Property Revenues” has been revised as follows:

“Property revenues increased approximately 49.2% from $26.4 million for the year ending December 31, 2008 to $39.4 million for the year ending December 31, 2009, primarily as a result of the acquisition of ten multi-family properties for an aggregate of $27.6 million during the fourth quarter of 2008 along with the two properties purchased in the first quarter of 2009 for $22.4 million. Overall vacancy in our multifamily properties increased slightly from 4.7% to 4.8% during 2009. Vacancy in our commercial properties also increased throughout the twelve months, rising from 6.4% to 8.1%.”

Item 3, Properties, page 72

Comment 12.	We note you cite the United States Census Bureau and the Bureau of Labor Statistics. Please provide us with highlighted copies of any study or report that you cite or on which you rely. Alternatively, please file consents for the parties providing this data as exhibits to the registration statement.

Response 12.	The information from the Bureau of Labor Statistics in contained in a report on their website at http://data.bls.gov, and a copy of the report with the highlighted sections is attached as Appendix A-1.

The information from the US Census Bureau is contained in a survey on their website at http://factfinder.census.gov, and a copy of the survey with the highlighted sections is attached as Appendix A-2.

Comment 13.	We note you indicate on page 72 that many of your existing leases as of September 30, 2010 contain “step up” rental clauses that provide for increases in the base rental payments. Please revise to provide the percentage of new leases that have such “step up” rental clauses.

Response 13.	This statement has been revised as follows:

“Approximately 46.0% of our existing leases as of December 31, 2010 contain “step up” rental clauses that provide for increases in the base rental payments.”

Comment 14.	We note you indicate on page 72 that property management firms usually receive 3% to 5% of gross rent collection for their services. We further note you indicate on page 97 that property management firms receive 5% of the monthly gross income from any properties such property manager manages. Please revise for consistency.

Response 14.	The fee table has been revised to indicate that property managers receive 3% to 5% of the monthly gross income from any properties such property manager manages.

Comment 15.	We note your Table, beginning on page 73, which sets forth information regarding properties owned as of September 30, 2010. We further note that the column which provides the average base rental revenue per square foot for your multi-family properties lists very large rental revenues per square foot. If this is an error please revise.

Response 15.	The table has been amended to reflect information as of December 31, 2010 and the referenced

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column header has been revised to “Annual Average Rental Revenue Per Unit.”

Comment 16.	We note you indicate on page 74 that you acquired Applebee’s Neighborhood Bar & Grill in Coon Rapids, MN on 1/10. Please revise to clarify.

Response 16.	This date has been revised to “2010.”

Comment 17.	We note you indicate on page 74 that you acquired Buffalo Wild Wings in Austin, TX in the year 1020. Please revise.

Response 17.	This date has been revised to “2010.”

Comment 18.	We note your definition of “annualized base rental revenue” on page 75. Please revise to include disclosure that clarifies how tenant concessions impact the calculation. To the extent concessions are not reflected in the measure, please expand the footnote to quantify how concessions would impact this calculation.

Response 18.	Footnote 1 regarding annualized base rental revenue has been revised as follows:

“Calculated as the tenant’s actual December 31, 2010 base rent multiplied by 12. Excludes vacant space as of December 31, 2010. Rent concessions are not reflected in the calculation, as they are limited in nature and the effects are considered immaterial at less than .05%. Because annualized base rental revenue is not derived from historical results that were accounted for in accordance with generally accepted accounting principles, historical results differ from the annualized amounts.”

Footnote 2 regarding annual base rental revenue has been revised as follows:

“Calculated as annualized base rent divided by net rentable square feet leased at December 31, 2010. Excludes vacant space at December 31, 2010. Rent concessions are not reflected in the calculation, as they are limited in nature and the effects are considered immaterial at less than .05%. For Multi-Family units, the average is based upon the number of units rather than the leasable square feet.”

Comment 19.	We note you indicate that you acquired and disposed of several properties in 2010. Please revise your disclosure to include capitalization rates for material acquisitions and/or dispositions of your properties. Also include a clear description of how you calculate capitalization rates, including how you calculate net operating income for these purposes and, to the extent applicable, whether you use historical or projected net operating income.

Response 19.	The following section has been added to “Item 3. Properties”:

“Acquisitions and Dispositions

We acquired ten properties and disposed of three in the year ended December 31, 2010. Capitalization rates are a key decision making item used by the board. Capitalization rates for acquisitions are calculated using projected net operating income divided by the investment. Net operating income is calculated by taking GAAP net income and adding back depreciation, amortization and interest expense. Capitalization rate for dispositions are calculated in the same way with the exception of using historical, rather than projected, net operating income.

In making acquisitions, the board targets capitalization rates between 8.0 to 10%, depending on the amount of risk involved. For those properties with greater risk, the board demands

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greater capitalization rates (over 9.0%). For those properties that exhibit less risk, a lower capitalization risk is acceptable. For potential acquisitions, the board also requires that an adequate spread exists between the financing on the property and the capitalization rate. The tables below show the capitalization rates for those properties acquired and disposed of during the year ended December 31, 2010.

2010 Acquisitions	Capitalization Rate
Westside	8.00%
Eagle Run	8.00%
Applebee’s Bloomington	9.25%
Applebee’s Coon Rapids	9.25%
Applebee’s Savage	9.75%
Walgreens	8.01%
Buffalo Wild Wings	8.90%
Galleria III	8.11%
Maplewood Bends	7.78%
Mandan Commercial	9.12%
Sierra Ridge(1)	8.03%

2010 Dispositions	Capitalization Rate
Westbrook	9.58%
Edgewood Vista	9.01%
Ellingson	10.42%

(1)	Acquired an additional 1.34% interest in this property. Therefore, this acquisition is not counted as an acquisition of an additional property.

Item 4. Security Ownership of Certain Beneficial Owners and Management, page 79

Comment 20.	We note you indicate in the footnotes to the Table that several individuals are beneficial owners of shares owned by their spouses. Please revise to identify these spouses.

Response 20.	The footnotes to the table have been revised to reflect the names of the spouses.

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April 25, 2011

Comment 21.	We note you indicate in the footnotes to the Table that the number of shares beneficially owned by various individuals do not include shares owned by other family members. Please see Exchange Act Sections 13(d) and 13(g) and Regulation I3D-G Beneficial Ownership Reporting Compliance and Disclosure Interpretation 105.05 and revise your Table if needed.

Response 21.	The table provides information on the security ownership of management under Item 403(b) rather than Item 403(a) of Regulation S-K. The additional information on ownership by spouses (which was not intended to be used to determine if the individual owned 5% or more ownership under Sections 13(d) and 13(g)) and other family members (which is not required to be included) has been provided to provide a more complete disclosure.

Nomination and Governance Committee, page 83

Comment 22.	We note you indicate that the majority of the members of your nomination and governance committee will be independent. We further note you name four committee members and you identify two of the four members as being independent. Please note that a majority is defined as greater than half. Please revise or clarify.

Response 22.	The last paragraph of the Section “Nomination and Governance Committee” has been revised as follows:

“The nomination and governance committee shall meet at least two times a year. The committee members are Bruce Furness, Lawrence R. O’Callaghan, Richard Savageau and James Wieland, and is chaired by Richard Savageau. The following members are deemed independent trustees: Messrs. Furness and Savageau.

Our Board of Trustees has adopted our Nomination and Governance Committee Charter, which we expect to make available on our web site at www.inreit.com by or around May 2011. This charter requires that the majority of the members of the committee be independent directors. Our Board of Trustees next regulator meeting and the annual shareholder meeting will be scheduled for June 23, 2011. This Board meeting will be the first regular meeting of the Board since the Board adopted the new Nomination and Governance Committee Charter. At this meeting, and with consideration given to the election of new and or returning Trustees at the shareholder meeting, the Board anticipates selecting members for this committee so that the majority of its members will be deemed independent.”

Executive Committee, page 84

Comment 23.	We note you indicate the Executive Committee shall consist of at least three members of the Board of Trustees, with the majority of the members being independent. We further note you indicate that the Executive Committee is comprised of five members and that you identify two of the five committee members as independent trustees. Please revise or clarify.

Response 23.	The last paragraph of the Section “Executive Committee” has been revised as follows:

“The executive committee will meet periodically when necessary or desirable by the committee or the chair of the committee. The executive committee shall consist of at least three members of the Board of Trustees. The executive committee is comprised of Rex R. Carlson, Clifford Fearing, Bruce W. Furness, Earl S. Strinden and James S. Wieland, and is chaired by Mr. Strinden. The following members of the executive committee are deemed independent trustees: Messrs. Fearing and Furness.

Our Board of Trustees has adopted our Executive Committee Charter, which we expect to

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make available on our web site at www.inreit.com by or around May 2011. This charter requires that the majority of the members of the committee be independent directors. Our Board of Trustees next regulator meeting and the annual shareholder meeting will be scheduled for June 23, 2011. This Board meeting will be the first regular meeting of the Board since the Board adopted the new Executive Committee Charter. At this meeting, and with consideration given to the election of new and or returning Trustees at the shareholder meeting, the Board anticipates selecting members for this committee so that the majority of its members will be deemed independent.”

Our Trustees and Executive Officers, rage 84

Comment 24.	We note you indicate on page 85 that Mr. Winger owned and operated a retail shipping store between 2003 and 2008. Please revise your disclosure to identify the name of this store.

Response 24.	The disclosure has been revised to include this information.

Comment 25.	We note you indicate Peggy Becker owns and manages Armstrong Sanitation Plus. Please revise to disclose the principal business of Armstrong Sanitation Plus.

Response 25.	The disclosure has been revised to include this information.

Comment 26.	We note you indicate that Mr. Carlson, Mr. Fearing and Mr. Wieland are members of your “Executive Acquisition Committee.” We note you provide a discussion of your Executive Committee on page 84. Please revise to clarify if this is the same Committee.

Response 26.	The first paragraph of the Section “Executive Committee” has been revised to include the following sentence:

“Prior to February 2011, this committee was previously known as the executive acquisition committee.”

Comment 27.	We note you indicate Mr. Carlson is presently a business consultant with Rex Carlson Business Practices and that he has served in various capacities with Precision Diagnostic Services, Inc. and R.D. Offutt Company. Please revise your disclosure to describe the principal businesses of these organizations.

Response 27.	The disclosure has been revised to include this information.

Management of the Advisor, page 89

Comment 28.	We note you indicate in the Officers and Governors of the Advisor Table on page 89 that Mr. Regan holds the position of Governor of the Advisor. We farther note you indicate in Mr. Regan’s bio on page 84 that Mr. Regan has served as the Chief Executive Officer and Chairman of the Board of your Advisor since May NO. Please revise to clarify.

Response 28.	The “Officers and Governors of the Advisor Table” has been revised to include all Mr. Regan’s positions.

Comment 29.	We note you indicate Mr. Williams has prior experience with Varistar Corporation and Otter Tail Corporation. Please revise your disclosure to describe the principal businesses of these organizations.

Response 29.	The disclosure has been revised to include this information.

Item 6. Executive Compensation, page 94

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Compensation of our Trustees, page 94

Comment 30.	We note you indicate you pay each member of your audit committee and executive committee for each audit committee or executive committee meeting the trustee attends. We further note you also indicate that “other than for audit committee meetings, we do not compensate trustees for attendance at committee meetings.” Please revise to reconcile.

Response 30.	The disclosure has been revised to be consistent.

Comment 31.	We note you indicate you pay your independent trustees and members of your audit and executive committees for each meeting they attend. Please revise to disclose the amount each trustee was paid for attending these meetings in your last completed fiscal year in tabular format as required by Item 402(r) of Regulation S-K.

Response 31.	The following information was added to the disclosure:

“The chart below shows the amounts each trustee was paid for attending meetings during the year ended December 31, 2010.

	Board of	Audit Committee	Executive
Trustee	Trustees Meetings	Meetings	Committee Meetings
Timothy Hunt	$3,200	$1,200
Lawrence R. O’Callaghan	$3,200
Rex R. Carlson	$3,200	$1,600	$900
Clifford Fearing	$3,200	$900
Thomas Strinden	$1,600
Richard Savageau	$3,200
Peggy Becker	$3,200	$600
Earl S. Strinden	$4,400		$900
Bruce W. Furness	$3,600		$900
Philip Gisi	$800	$300	$300
Lance R. Wolf	$1,600	$900
James R. Hansen	$1,600		$300
Kenneth P. Regan(1)	$0	$0	$0
James S. Wieland(1)	$0	$0	$0

[1]	Not an independent trustee.

Comment 32.	We note you outline the compensation of your advisor, affiliates and related parties, beginning on page 94, Please revise to disclose the amount of compensation received by each recipient in your last completed fiscal year.

Response 32.	The following information was added to the disclosure:

“The chart below shows the amounts our Advisor, affiliates and related parties received as compensation during the year ended December 31, 2010.

Type of Compensation	Recipient	Amount
Advisory Management Fees	Advisor	$683,839
Acquisition Fees	Advisor	$937,842
Disposition Fees	Advisor	$302,718
Property Management	Advisor	$13,423
Property Management	Goldmark Property Management	$3,209,325
Real Estate Commissions	Goldmark Schlossman	$284,888
Broker Commissions	JKJD, LLC.	$534,919
Broker Commissions	HSC Partner, LLC.	$222,783
Marketing/Wholesaling Fees	HSC Partner, LLC.	$139,111
Broker Commissions	Fintegra Financial Solutions	$27,824

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Item 7. Certain Relationships and Related Transactions. and Trustee Independence, Wage 97

Related Party Transactions, page 97

Comment 33.	We note you indicate that the Advisor is owned in part by Kenneth Regan and James Wieland indirectly through an entity. Please revise your disclosure to identify the entity to which you are referring. Please also disclose each of their respective percentage ownership of the operating partnership.

Response 33.	The disclosure was revised as follows:

“The Advisor is owned in part (23.8158%) by Kenneth Regan, our Chief Executive Officer and one of our trustees, and (23.8158%) by James Wieland, one of our trustees, indirectly through Wieland Investments, LLLP, to which Mr. Wieland serves as the general partner. In addition, Messrs. Regan and Wieland serve on the Board of Governors of the Advisor and are substantial owners of limited partnership units in the operating partnership. As of April 15, 2011, Mr. Regan owned 1,293,163 limited partnership units (or 12.3112% of the outstanding units) and Mr. Weiland owned or controlled 983,058 limited partnership units (or 9.3589% of the outstanding units).”

Comment 34.	We note you indicate on pages 98 and 99 that Edgewood Development Group is an entity affiliated with Philip Gisi, a former member of your Board of Trustees. Please revise to indicate when Mr, Gisi was a member of your Board of Trustees and describe the nature and extent of his affiliation with Edgewood Development Group.

Response 34.	Under “Construction/Development Fees,” the first paragraph has been revised as follows:

“Over the past few years, we have engaged Edgewood Development Group, LLC to perform construction and development services for certain of our real estate properties, whereby we paid Edgewood construction costs and development fees. Edgewood Development Group, LLC is an entity affiliated with Philip Gisi, who previously served as a member of our Board of Trustees between July 2004 through May 2010. Mr. Gisi is the President and Chief Executive Officer of Edgewood Development Group, LLC. Edgewood Development Group, LLC is wholly owned by Edgewood Group, LLC, in which Mr. Gisi owns 14% and EMG Capital, LLLP (to which Mr. Gisi serves as the general partner) owns 60%.”

Under “Rental Agreements,” the first paragraph has been revised as follows:

“Under various leases, we rent space to Edgewood Vista Senior Living, Inc., an entity wholly owned by Philip Gisi, who previously served as a member of our Board of Trustees between July 2004 through May 2010. In addition, Mr. Gisi is also responsible for the master lease of the Gate City Office building in Grand Forks, North Dakota.”

Under “Rent Incentive,” the first paragraph has been revised as follows:

“During 2009, we provided a rent incentive of $1,500,000 to a property owned by Edgewood Development Group, LLC. Edgewood Development Group, LLC is an entity affiliated with

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Philip Gisi, who previously served as a member of our Board of Trustees between July 2004 through May 2010. Mr. Gisi is the President and Chief Executive Officer of Edgewood Development Group, LLC. Edgewood Development Group, LLC is wholly owned by Edgewood Group, LLC, in which Mr. Gisi owns 14% and EMG Capital, LLLP (to which Mr. Gisi serves as the general partner) owns 60%.”

Comment 35.	Please revise this section to provide the approximate dollar value of the amount involved in each transaction and the approximate dollar value of the amount of the related person’s interest in the transaction, where appropriate. Please refer to Item 404(a) of Regulation S-K.

Response 35.	“Item 7, Certain Relationships and Related Transactions, and Trustee Independence” has been revised to reflect amounts earned during the calendar year 2010.

Comment 36.	We note you indicate on page 98 that you engaged Roger Domres, your Advisor’s former Vice President and governor, and an entity owned by Mr. Domres. Please revise your disclosure to indicate when Mr. Domres was Vice President and governor of your Advisor.

Response 36.	The disclosure has been revised to include this information.

Comment 37.	We note you indicate on page 98 that you engaged Dale Lian and entities owned by Mr. Lian to assist in the sale of securities. Please revise your disclosure to identify the entities to which you are referring.

Response 37.	The disclosure has been revised to include this information.

Comment 38.	We note you indicate on page 98 that you engaged Fintegra Financial Solutions, with whom Larry O’Callaghan is affiliated. Please revise your disclosure to describe Mr. O’Callaghan’s affiliation with Fintegra Financial Solutions.

Response 38.	The disclosure has been revised to include this information.

Rental Agreements, page 99

Comment 39.	We note you indicate that “Mr. Gisi is also responsible for the master lease of the Gate City Office building,” Please revise to clarify.

Response 39.	The disclosure has been revised as follows:

“Mr. Gisi is responsible, as the lessee, for the master lease of the Gate City Office building.”

Purchase of Properties, page 99

Comment 40.	We note you indicate you purchased a property in Edina, MN from an entity affiliated with Mr. Regan, Mr. Weiland, Mr. Lian and Mr. Echtenkamp. Please revise your disclosure to identify the entity to which you are referring.

Response 40.	The disclosure has been revised to include this information.

Comment 41.	We note you indicate that you entered into a purchase agreement to buy “the remaining 2/3 interest in an apartment complex... of which Messrs Regan, Wieland and Lian are owners (1/2 of the 2/3).” Please revise to clarify. We further note you indicate you anticipate closing this transaction by the first quarter of 2011. Please revise to update.

Securities and Exchange Commission
April 25, 2011

Response 41.	The disclosure has been revised as follows:

“In August, 2010, we entered into a purchase agreement to buy the remaining 2/3 interest in Sierra Ridge apartment complex in Bismarck, ND for $6.6 million of which Messrs Regan, Wieland and Lian are owners. We completed the purchase on April 1, 2011.”

Item 10. Recent Sales of Unregistered Securities: page 101

Comment 42.	We note you indicate that between January 1, 2008 and January 25, 2011 you conducted a continuous offering, you periodically resold shares you had previously repurchased from your shareholders, and you issued shares in connection with distribution reinvestments by your shareholders. Please revise to state the section of the Securities Act or the rule of the Commission under which exemption from registration was claimed and state briefly the facts relied upon to make the exemption available.

Response 42.	From January 2, 2008 to January 25, 2011, the Trust offered shares to residents of the state of North Dakota in an exempt offering relying on section 3(a)(11) of the Securities Act of 1933, as amended and Rule 147 promulgated thereunder. This intrastate offering, which included dividend reinvestment transactions, was registered with the state of North Dakota Securities Department. Thus, the appropriate registration exemption for these transactions is section 3(a)(11) and Rule 147.

However, pursuant to advice received from a governor of the advisor, the Trust also sold a limited number of shares to out-of-state residents, both as original purchases of shares by out-of-state residents and pursuant to dividend reinvestment requests by such persons. A number of these purchases were made by a North Dakota IRA custodian who was believed to be a North Dakota resident for purposes of the offering. Others were principally purchases of shares repurchased by the Company after a 9 month holding period had expired. Based on the advice of the above-mentioned governor, the Trust believed it was complying with the requirements of Rule 147 and that all offers and sales were exempt under the intrastate offering exemption.

The Trust presently believes that the total number of out-of-state shareholders involved during the time period referenced is 137 [not including shareholders who were redeemed in full] and is investigating the total number of shares purchased by out-of-state shareholders.

In addition, the Trust discovered in January 2011 that transactions in late 2010 (including the sale of one of the Trust’s largest properties — sale of a $13 million North Dakota property) reduced the Trust’s in-state gross revenues to 77.0% — below the 80% level required by Rule 147.

As a consequence of the above discoveries, the Trust terminated its offering in January 2011 and is not engaged in any current offering of securities. The Trust intends to revisit potential securities offerings after a six -month hiatus period has lapsed, the Form 10 filing is completed, the situation is discussed with the SEC and all alternatives to rectify the situation are reviewed and an appropriate option is selected.

Given the above situation, the Trust decided to not list an exemption for the sales of unregistered securities in the response to Item 10, even though reliance was on section 3(a)(11) and Rule 147. Rather, it was decided to raise the issue with the Staff immediately upon filing, which is what occurred. No exemptions are listed in response to this particular comment or in Amendment No. 1 to the Trust’s Form 10 and the Trust requests an opportunity to discuss alternatives to remedy this situation and an appropriate response to comment no. 42 with the Staff.

Securities and Exchange Commission
April 25, 2011

period. In certain cases, the hold period may have been less than three years, but in all cases the shares were initially purchased from the Trust more than 9 months before repurchase and transfer to an out-of-state resident.

Item 11. Description of Registrant’s Securities to be Registered, page 102

Comment 43.	We note you indicate that as of January 25, 2011 you had approximately 3,707,781.922 common shares of beneficial interests outstanding, held by a total of approximately 809 shareholders. Please revise to provide the total number of shareholders of record that you have, for clarification.

Response 43.	The disclosure has been revised to state that there were 765 shareholders as of January 25, 2011.

Comment 44.	We note you identify your operating partnership as INREIT Properties, LLLP and INRET Properties. LLLP on page 105. Please revise.

Response 44.	The name of the entity has been corrected.

Financial Statements

General

Comment 45.	To the extent applicable, please apply comments issued on the audited financial statements to the interim financial statements.

Response 45.	The third quarter 2010 interim financial statements have now been replaced with audited year-end 2010 financial statements.

Report of Independent Registered Public Accounting Firm, page 137

Comment 46.	Please have your auditors revise their report to reference “the standards of the Public Company Accounting Oversight Board (United States)” rather than the “standard”. Additionally, it appears that the conformed signature of your auditors’ report does not match your auditors’ name of Widmer Roel PC. Please revise accordingly.

Response 46.	As requested, our auditors have revised their report reference to applicable standards and the signature of the firm has also been updated.

Consolidated Statements of, Operations, page 140

Comment 47.	We note that you have recorded approximately $2 million, $700,000 and $122,000 during 2009, 2008 and 2007 within the other income caption of the other income section of the consolidated statements of operations. Please separately state in your consolidated statements of operations or in a note thereto, captions and related amounts which clearly indicate the nature of the transactions out of which such material items arose.

Response 47.	As requested, we have revised our statement of operations to more clearly identify amounts previously reported as other income. In addition, we have reclassified amounts totaling approximately $1,025,000, $1,185,000, and $700,000 for the years ending December 31, 2010, 2009, and 2008, respectively to “Income from Rental Operations” as it comprised of laundry, late fee, and other rental activity income.

Comment 48.	Please revise to include “Loss on Impairment of Property” within your subtotal for Income From Operations. Reference is made to 360-10-45-4 of the Accounting Standards Codification.

Securities and Exchange Commission
April 25, 2011

Response 48.	As requested, we have revised our statement of operations to properly reflect “loss on impairment of property” within the subtotal for Income from Operations as prescribed by ASC 360-10-45-4.

Notes to Consolidated Financial Statements

Note 2 - Principal Activity and Significant Accounting Policies, pages 146 and 147

Comment 49.	Please tell us how you reached the conclusion that it was appropriate to consolidate Marketplace Investors, LLC in which INREIT Properties, LLLP has a 50% ownership stake and Eagle Run Partnership in which INREIT Properties, LLLP has an 81.25% ownership stake. In your response tell us your basis in GAAP for each of your conclusions. Also, expand your disclosure to include your consolidation policy for entities that are less than wholly owned. Finally, tell us and disclose in the notes to your financial statements how you account for the third party ownership stakes in these entities.

Response 49.	In accordance with ASC 323-10, we have determined that we have the ability to influence control over the activities of Marketplace Investors, LLC and accordingly have consolidated the entity in our financial statements. We have also determined ASC 323-10 requires consolidation of our investment in Eagle Run Partnership because we have a 81.25% ownership stake.

As requested, we have revised our disclosures in the financial statements to include information on how we account for third-party ownership stakes in these entities, which is to record the liability attributable to the noncontrolling interest in the “noncontrolling interest in operating partnership” on the balance sheet and the income attributable to the non-controlling interest in the “net income attributable to the noncontrolling interest” line of the statement of operations.

Comment 50.	For properties such as the Grand Forks Marketplace Retail Center, the 136 unit apartment complex in Bismarck, North Dakota and the 75,000 square foot rental space in Fargo, North Dakota, please tell us how you have accounted for your tenant in common interests in these properties within your financial statements. Additionally, tell us how you have accounted for the third party tenant in common interests in such properties.

Response 50.	For properties in which we have entered into a Tenants in Common Agreement with other parties, we account for our respective interest of the assets, liabilities, revenue, and expenses in our financial statements.

As an example, for Grand Forks Marketplace Retail Center, through Grand Forks INREIT LLC and Marketplace Investors, LLC, we own 1/3 and 1/6, respectively, of the Grand Forks Marketplace Retail Center. Accordingly, we have recorded one half of the revenue and expenses generated from this property under the Tenants in Common Agreement.

We examined our Tenants in Common Agreement for each of these properties and noted that the agreement specifically states that the agreement “does not intend by this Agreement to create a partnership or joint venture among themselves, but merely to set forth the terms and conditions upon which each of them shall hold their respective Interests.” Further, we examined the warranty deed for the properties and noted that properties are deeded to each tenant in common.

Property and Equipment. page 148

Comment 51.	Please tell us how your policy for accounting for acquisition costs is in accordance with 805-10-25-23 of the Accounting Standards Codification or otherwise amend your financial statements to expense acquisition costs, as appropriate. Also, expand your disclosure to discuss the types of costs that you capitalize, in addition to interest, when accounting for the development and construction of real estate investments.

Securities and Exchange Commission
April 25, 2011

Disclose when the capitalization period ends as well.

Response 51.	Upon further review of our accounting policy for property and equipment, we have revised our disclosure to remove “acquisition fees” and enhance the disclosure related to how we capitalize interest, when applicable and through what period we capitalize costs on developed property. We do not capitalize acquisition costs in accordance with ASC 805-10-25-23.

Comment 52.	We note your policy for assessing your real estate investments for impairment. We also note on page 74 that you have two properties with occupancy rates under 40%, West Pointe Center and Colonial Plaza. Please provide us with your impairment analyses of these properties; it appears that these low occupancy rates may indicate impairment.

Response 52.	We compared the projected undiscounted cash flows from WestPointe Center and Colonial Plaza to the carrying value of the properties and determined whether or not an impairment charge was necessary.

In 2009, we recorded an impairment charge of $311,807 on Colonial Plaza based on an appraisal from an independent appraiser. The impairment charge was based on a comparison of the appraised value to the carrying value of the property on December 31,009. In 2010, we recorded an additional impairment charge of $363,000 based on a comparison of the projected undiscounted cash flows to the property’s carrying value on December 31, 2010.

The WestPointe Center property was completed in 2007 as a developmental retail property. The vacancy level improved during 2010 from one tenant and 86.0% vacancy on December 31, 2009 to three tenants and 50.5% vacancy on December 31, 2010. An additional 3,481 square feet of space was leased in the first quarter of 2011 bringing the vacancy level down to 32.2% on the property as of the end of the first quarter of 2011. Due to the changing dynamics in the neighboring real estate market the Adviser believes that vacancy for this property will continue to improve and that a charge for impairment is not necessary based on the projected undiscounted cash flows.

Syndication Costs, page 150

Comment 53.	Explain your basis for including acquisition fees in syndication costs.

Response 53.	Upon further review of our accounting policy for syndication costs, we have revised our disclosure to remove “acquisition fees”. We do not capitalize acquisition costs, and as our revised disclosure now states, we only capitalize those costs directly attributable to the cost of raising capital.

Note 5- Notes Receivable, Page 154

Comment 54.	Please provide additional details related to the Minot land sale and tell us your basis in GAAP for reaching the determination that it was appropriate to account for the sale under the full accrual method.

Response 54.	The Minot land sale transaction was completed in October 2009. In accordance with ASC 360-20-40-5, we have considered the following standard with the company’s evaluation to the criteria in italics:

40-5 Profit on real estate sales transactions shall not be recognized by the full accrual method until all of the following criteria are met: [FAS 066, paragraph 5, sequence 36]

a. A sale is consummated (see the following paragraph). [FAS 066, paragraph 5, sequence 38] Yes

b. The buyer’s initial and continuing investments are adequate to demonstrate a commitment to pay for the property (see paragraphs 360-20-40-9 through 40-24 : ). [FAS 066, paragraph 5,

Securities and Exchange Commission
April 25, 2011

sequence 39] Yes, the buyer has the ability to pay and through April 2011 payments have been made timely

c. The seller’s receivable is not subject to future subordination (see paragraph 360-20-40-25 : ). [FAS 066, paragraph 5, sequence 40] Yes, our receivable is not subject to further subordination

d. The seller has transferred to the buyer the usual risks and rewards of ownership in a transaction that is in substance a sale and does not have a substantial continuing involvement with the property (see paragraph 360-20-40-26 : ). [FAS 066, paragraph 5, sequence 41] We have no continuing involvement with the property.

We believe the appropriate criteria have been met to recognize a gain on disposal of this property. The gain we recognized was approximately $320,000.

Note - 14 NonControlling Interest of Unitholders In Operating Partnerships. page 164

Comment 55.	Please enhance your disclosure to discuss the noncontrolling limited partners’ rights and options to redeem or convert shares of the operating partnership and also discuss whether INREIT has any options or rights such as the right to pay either cash or INREIT shares, at its option. when a redemption election is made at the operating partnership level. In your response, tell us if there are any restrictions that prevent a holder of operating partnership units from redeeming their units.

Response 55.	We have expanded our disclosure in this footnote as requested to include the following:

“Limited partners in the operating partnership have the right to require the operating partnership to redeem their limited partnership units for cash after a minimum three-year holding period. Upon a redemption request, INREIT has the right to purchase the partnership units either with cash or INREIT shares, in its discretion, on the basis of one partnership unit for one INREIT share. However, payment will be in cash if the issuance of INREIT shares will cause the shareholder to exceed the ownership limitations, among other reasons. No limited partner will be permitted more than two redemptions during any calendar year, and no redemption may be made for less than 1,000 limited partnership units or, if such limited partner owns less than 1,000 limited partnership units, all of the limited partnership units held by such limited partner.”

Note - 16 Related Party Transactions, page 166

Comment 56.	We note your disclosure that you incurred $1.4 million, $.3 million and $.7 million for each of the three years in the period ended December 31, 2009 for acquisition fees to 1NREIT Management LLC. Please tell us where you have classified these expenses within the consolidated statements of operations.

Response 56.	In 2007 and 2008, all acquisition fees ($1,660,050 and $3,283,848) paid to INREIT Management, LLC for acquiring properties were capitalized and amortized over the life of the properties acquired as allowed by the accounting standards then in effect.

During 2009, $543,874 of the $1,355,848 in fees was expensed in accordance with ASC 805 which became effective for business combinations starting in 2009. The remaining $543,874 was capitalized as a financing coordination fee and amortized over the life of the lease or the life of the assumed financing. An additional $248,100 in fees for Edgewood Vista Bismarck were capitalized due to the fact that it was a construction project.

During 2010, we paid $937,842 to INREIT Management, LLC for fees, of which $397,299 was expensed as acquisition expenses on the statement of operations. The remaining amount included $397,299, which was capitalized as a financing coordination fee, and $143,244, which was capitalized

Securities and Exchange Commission
April 25, 2011

for the construction of a completed multifamily project.

Note - 20 Business Combinations and Disposals, page 171

Comment 57.	We note your table summarizing the fair value of the assets acquired and liabilities assumed during the year ended December 31, 2009 which also includes the consideration given. Please expand our discussion to also disclose the following:
• The breakout of the type of consideration given; to the extent the consideration includes interests in your company, also disclose how you determined the value of that consideration;

• How you determined the fair value of the real estate acquired; and

• How you determined the fair value of the intangible assets acquired.

Response 57.	As requested, we have expanded our disclosure for the fair value of assets acquired and liabilities assumed to include the following:

1. The breakout of type of consideration given, which was principally cash and those acquisition where consideration given was partnership units. The value of the partnership units is determined annually by our board of directors.

2. How we determined the fair value of the real estate acquired, which included engaging of an independent appraiser to assist with property valuation.

3. How we determined the fair value of the intangible assets acquired, which included evaluation of and extent of the existing business relationships with the tenant, growth prospects for developing new business with the tenant, the remaining term of the lease and the tenant’s credit quality, among other factors. In addition, the value allocable to above or below market component of an acquired in-place lease is determined based upon the present value (using a market discount rate) of the difference between (i) the contractual rents to be paid pursuant to the lease over its remaining term, and (ii) management’s estimate of rents that would be paid using fair market rates over the remaining term of the lease.

Comment 58.	We note your disclosure which indicates that you have recognized a gain of approximately $872,000 related to the acquisitions of two properties during 2009. Please provide us with the purchase price allocation for each property and how you reached the conclusion that gain recognition on the acquisitions was appropriate. Cite your references to GAAP. Specifically tell us the form of the consideration given and how the consideration was valued. Also, advise us if these purchases were with related parties.

Response 58.	Two acquired properties in 2009 had appraised values that exceeded the consideration paid by the Company. In these instances, as guided by paragraph ASC 805-30-25-2, we re-assessed all the identified assets acquired and liabilities assumed and compared to the fair value of the consideration transferred. Upon reassessment, the fair value of such assets and liabilities exceeded the fair value of the consideration and the Company recognized a gain in earnings on the acquisition date. It is important to note that during the time of these acquisitions, market conditions were such that we believe the purchases were made from companies that were experiencing a level of financial distress. These purchases were made from unrelated parties and our purchases price allocation for each property is included in the table below:

Securities and Exchange Commission
April 25, 2011

	Stonybrook
	Apartments	Walgreens
	(Nebraska)	(Louisiana)
Land	$1,439,242	$1,090,000
Furniture	553,200
Buildings	7,647,558	2,465,730

Total Property and Equipment	9,640,000	3,555,730

In Place Leases	—	313,179
Unfavorable Lease Terms	—	(80,644)
Mortgages Assumed	(6,058,632)	(2,569,193)

Consideration Given	$3,581,368	$1,219,072

In addition, we are filing Amendment No. 1 to the Form 10 at this time, to reflect the above referenced changes. I have attached a blacklined comparison of the Amendment No. 1 to the Form 10 originally filed on March 10, 2011 for your convenience.
If you have any questions in connection with the filing, please contact the undersigned at (612) 604-6713.
Very truly yours,
WINTHROP & WEINSTINE, P.A.
Joy S. Newborg
PTC/aks
cc:

Appendix A-1

Bureau of Labor Statistics Data

Page 1 of 2

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# Databases, Tables & Calculators by Subject

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Data extracted on: April 21, 2011 (3:51:57 PM)

## Labor Force Statistics from the Current Population Survey

**Series Id:** LNS14000000
Seasonally Adjusted
**Series title:** (Seas) Unemployment Rate
**Labor force status:** Unemployment rate
**Type of data:** Percent or rate
**Age:** 16 years and over

10
8
6
4
01/01
01/02
01/03
01/04
01/05
01/06
01/07
01/08
01/09
01/10
01/11
Month

**Download:** .xls

| Year | Jan | Feb | Mar | Apr | May | Jun | Jul | Aug | Sep | Oct | Nov | Dec | Annual |
|---|---|---|---|---|---|---|---|---|---|---|---|---|---|
| 2001 | 4.2 | 4.2 | 4.3 | 4.4 | 4.3 | 4.5 | 4.6 | 4.9 | 5.0 | 5.3 | 5.5 | 5.7 | |
| 2002 | 5.7 | 5.7 | 5.7 | 5.9 | 5.8 | 5.8 | 5.8 | 5.7 | 5.7 | 5.7 | 5.9 | 6.0 | |
| 2003 | 5.8 | 5.9 | 5.9 | 6.0 | 6.1 | 6.3 | 6.2 | 6.1 | 6.1 | 6.0 | 5.8 | 5.7 | |
| 2004 | 5.7 | 5.6 | 5.8 | 5.6 | 5.6 | 5.6 | 5.5 | 5.4 | 5.4 | 5.5 | 5.4 | 5.4 | |
| 2005 | 5.3 | 5.4 | 5.2 | 5.2 | 5.1 | 5.0 | 5.0 | 4.9 | 5.0 | 5.0 | 5.0 | 4.9 | |
| 2006 | 4.7 | 4.8 | 4.7 | 4.7 | 4.6 | 4.6 | 4.7 | 4.7 | 4.5 | 4.4 | 4.5 | 4.4 | |
| 2007 | 4.6 | 4.5 | 4.4 | 4.5 | 4.4 | 4.6 | 4.7 | 4.6 | 4.7 | 4.7 | 4.7 | 5.0 | |

http://data.bls.gov/timeseries/LNS14000000

4/21/2011

A-1-1

Bureau of Labor Statistics Data

Page 2 of 2

| | | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|---|
| **2008** | 5.0 | 4.8 | 5.1 | 4.9 | 5.4 | 5.6 | 5.8 | 6.1 | 6.2 | 6.6 | 6.8 | 7.3 | |
| **2009** | 7.8 | 8.2 | 8.6 | 8.9 | 9.4 | 9.5 | 9.5 | 9.7 | 9.8 | 10.1 | 9.9 | 9.9 | |
| **2010** | 9.7 | 9.7 | 9.7 | 9.8 | 9.6 | 9.5 | 9.5 | 9.6 | 9.6 | 9.7 | 9.8 | 9.4 | |
| **2011** | 9.0 | 8.9 | 8.8 | | | | | | | | | | |

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U.S. Bureau of Labor Statistics | Postal Square Building, 2 Massachusetts Avenue, NE Washington, DC 20212-0001
www.bls.gov | Telephone: 1-202-691-5200 | TDD: 1-800-877-8339 | Contact Us

http://data.bls.gov/timeseries/LNS14000000 4/21/2011

A-1-2

Bureau of Labor Statistics Data

Page 1 of 5

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# Databases, Tables & Calculators by Subject

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Data extracted on: April 21, 2011 (3:39:33 PM)

### Local Area Unemployment Statistics

**Series Id:** LASST38000003
Seasonally Adjusted
**Area:** North Dakota
**Area Type:** Statewide
**State/Region/Division:** North Dakota

**labor force**

370,000
360,000
350,000
01/01
01/02
01/03
01/04
01/05
01/06
01/07
01/08
01/09
01/10
01/11
Month

http://data.bls.gov/timeseries/LASST38000003

4/21/2011

A-1-3

Bureau of Labor Statistics Data Page 2 of 5

employment

360,000
350,000
340,000
01/01 01/02 01/03 01/04 01/05 01/06 01/07 01/08 01/09 01/10 01/11
Month

unemployment

16,000
14,000
12,000
10,000
01/01 01/02 01/03 01/04 01/05 01/06 01/07 01/08 01/09 01/10 01/11
Month

unemployment rate

4
3.5
3
2.5
01/01 01/02 01/03 01/04 01/05 01/06 01/07 01/08 01/09 01/10 01/11
Month

**Download:** .xls

http://data.bls.gov/timeseries/LASST38000003 4/21/2011

A-1-4

Bureau of Labor Statistics Data Page 3 of 5

| Year | Period | labor force | employment | unemployment | unemployment rate |
|---|---|---|---|---|---|
| 2001 | Jan | 345749 | 336449 | 9300 | 2.7 |
| 2001 | Feb | 345879 | 336677 | 9202 | 2.7 |
| 2001 | Mar | 345677 | 336518 | 9159 | 2.6 |
| 2001 | Apr | 345206 | 336087 | 9119 | 2.6 |
| 2001 | May | 344508 | 335417 | 9091 | 2.6 |
| 2001 | Jun | 343835 | 334762 | 9073 | 2.6 |
| 2001 | Jul | 343358 | 334261 | 9097 | 2.6 |
| 2001 | Aug | 343045 | 333801 | 9244 | 2.7 |
| 2001 | Sep | 343270 | 333727 | 9543 | 2.8 |
| 2001 | Oct | 343617 | 333665 | 9952 | 2.9 |
| 2001 | Nov | 344223 | 333796 | 10427 | 3.0 |
| 2001 | Dec | 345057 | 334138 | 10919 | 3.2 |
| 2002 | Jan | 345853 | 334459 | 11394 | 3.3 |
| 2002 | Feb | 346695 | 334892 | 11803 | 3.4 |
| 2002 | Mar | 347003 | 334884 | 12119 | 3.5 |
| 2002 | Apr | 347007 | 334686 | 12321 | 3.6 |
| 2002 | May | 346742 | 334337 | 12405 | 3.6 |
| 2002 | Jun | 346392 | 334002 | 12390 | 3.6 |
| 2002 | Jul | 346206 | 333890 | 12316 | 3.6 |
| 2002 | Aug | 346345 | 334106 | 12239 | 3.5 |
| 2002 | Sep | 346820 | 334607 | 12213 | 3.5 |
| 2002 | Oct | 347306 | 335041 | 12265 | 3.5 |
| 2002 | Nov | 347815 | 335461 | 12354 | 3.6 |
| 2002 | Dec | 348428 | 335989 | 12439 | 3.6 |
| 2003 | Jan | 348988 | 336479 | 12509 | 3.6 |
| 2003 | Feb | 349418 | 336871 | 12547 | 3.6 |
| 2003 | Mar | 349546 | 336980 | 12566 | 3.6 |
| 2003 | Apr | 349418 | 336822 | 12596 | 3.6 |
| 2003 | May | 348934 | 336293 | 12641 | 3.6 |
| 2003 | Jun | 348468 | 335775 | 12693 | 3.6 |
| 2003 | Jul | 348198 | 335477 | 12721 | 3.7 |
| 2003 | Aug | 348378 | 335661 | 12717 | 3.7 |
| 2003 | Sep | 348979 | 336329 | 12650 | 3.6 |
| 2003 | Oct | 349776 | 337239 | 12537 | 3.6 |
| 2003 | Nov | 350613 | 338227 | 12386 | 3.5 |
| 2003 | Dec | 351269 | 339055 | 12214 | 3.5 |
| 2004 | Jan | 351651 | 339606 | 12045 | 3.4 |
| 2004 | Feb | 351728 | 339820 | 11908 | 3.4 |
| 2004 | Mar | 351534 | 339695 | 11839 | 3.4 |
| 2004 | Apr | 351365 | 339515 | 11850 | 3.4 |
| 2004 | May | 351210 | 339256 | 11954 | 3.4 |
| 2004 | Jun | 351250 | 339135 | 12115 | 3.4 |
| 2004 | Jul | 351559 | 339252 | 12307 | 3.5 |
| 2004 | Aug | 352064 | 339570 | 12494 | 3.5 |
| 2004 | Sep | 352701 | 340076 | 12625 | 3.6 |
| 2004 | Oct | 353306 | 340631 | 12675 | 3.6 |
| 2004 | Nov | 353846 | 341223 | 12623 | 3.6 |
| 2004 | Dec | 354247 | 341735 | 12512 | 3.5 |
| 2005 | Jan | 354590 | 342203 | 12387 | 3.5 |
| 2005 | Feb | 354821 | 342527 | 12294 | 3.5 |
| 2005 | Mar | 354894 | 342660 | 12234 | 3.4 |
| 2005 | Apr | 354950 | 342741 | 12209 | 3.4 |

http://data.bls.gov/timeseries/LASST38000003 4/21/2011

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Bureau of Labor Statistics Data

Page 4 of 5

| | | | | | |
|---|---|---|---|---|---|
| **2005** | **May** | 355008 | 342785 | 12223 | 3.4 |
| **2005** | **Jun** | 355194 | 342921 | 12273 | 3.5 |
| **2005** | **Jul** | 355608 | 343251 | 12357 | 3.5 |
| **2005** | **Aug** | 356195 | 343779 | 12416 | 3.5 |
| **2005** | **Sep** | 356804 | 344381 | 12423 | 3.5 |
| **2005** | **Oct** | 357276 | 344948 | 12328 | 3.5 |
| **2005** | **Nov** | 357519 | 345397 | 12122 | 3.4 |
| **2005** | **Dec** | 357667 | 345840 | 11827 | 3.3 |
| **2006** | **Jan** | 358391(B) | 346922(B) | 11469(B) | 3.2(B) |
| **2006** | **Feb** | 358529(B) | 347335(B) | 11194(B) | 3.1(B) |
| **2006** | **Mar** | 358746(B) | 347660(B) | 11086(B) | 3.1(B) |
| **2006** | **Apr** | 359059(B) | 347909(B) | 11150(B) | 3.1(B) |
| **2006** | **May** | 359359(B) | 348056(B) | 11303(B) | 3.1(B) |
| **2006** | **Jun** | 359751(B) | 348247(B) | 11504(B) | 3.2(B) |
| **2006** | **Jul** | 360398(B) | 348686(B) | 11712(B) | 3.2(B) |
| **2006** | **Aug** | 361359(B) | 349475(B) | 11884(B) | 3.3(B) |
| **2006** | **Sep** | 362502(B) | 350520(B) | 11982(B) | 3.3(B) |
| **2006** | **Oct** | 363575(B) | 351627(B) | 11948(B) | 3.3(B) |
| **2006** | **Nov** | 364327(B) | 352529(B) | 11798(B) | 3.2(B) |
| **2006** | **Dec** | 364746(B) | 353176(B) | 11570(B) | 3.2(B) |
| **2007** | **Jan** | 364739(B) | 353402(B) | 11337(B) | 3.1(B) |
| **2007** | **Feb** | 364557(B) | 353396(B) | 11161(B) | 3.1(B) |
| **2007** | **Mar** | 364264(B) | 353190(B) | 11074(B) | 3.0(B) |
| **2007** | **Apr** | 363911(B) | 352799(B) | 11112(B) | 3.1(B) |
| **2007** | **May** | 363680(B) | 352409(B) | 11271(B) | 3.1(B) |
| **2007** | **Jun** | 363607(B) | 352172(B) | 11435(B) | 3.1(B) |
| **2007** | **Jul** | 363751(B) | 352195(B) | 11556(B) | 3.2(B) |
| **2007** | **Aug** | 364173(B) | 352532(B) | 11641(B) | 3.2(B) |
| **2007** | **Sep** | 364965(B) | 353311(B) | 11654(B) | 3.2(B) |
| **2007** | **Oct** | 365569(B) | 354009(B) | 11560(B) | 3.2(B) |
| **2007** | **Nov** | 366046(B) | 354720(B) | 11326(B) | 3.1(B) |
| **2007** | **Dec** | 366164(B) | 355189(B) | 10975(B) | 3.0(B) |
| **2008** | **Jan** | 366187(B) | 355594(B) | 10593(B) | 2.9(B) |
| **2008** | **Feb** | 366123(B) | 355815(B) | 10308(B) | 2.8(B) |
| **2008** | **Mar** | 366193(B) | 355939(B) | 10254(B) | 2.8(B) |
| **2008** | **Apr** | 366501(B) | 356016(B) | 10485(B) | 2.9(B) |
| **2008** | **May** | 366755(B) | 355810(B) | 10945(B) | 3.0(B) |
| **2008** | **Jun** | 367109(B) | 355614(B) | 11495(B) | 3.1(B) |
| **2008** | **Jul** | 367405(B) | 355482(B) | 11923(B) | 3.2(B) |
| **2008** | **Aug** | 367580(B) | 355451(B) | 12129(B) | 3.3(B) |
| **2008** | **Sep** | 367851(B) | 355589(B) | 12262(B) | 3.3(B) |
| **2008** | **Oct** | 368090(B) | 355574(B) | 12516(B) | 3.4(B) |
| **2008** | **Nov** | 368351(B) | 355353(B) | 12998(B) | 3.5(B) |
| **2008** | **Dec** | 368616(B) | 354904(B) | 13712(B) | 3.7(B) |
| **2009** | **Jan** | 368903(B) | 354370(B) | 14533(B) | 3.9(B) |
| **2009** | **Feb** | 369201(B) | 353924(B) | 15277(B) | 4.1(B) |
| **2009** | **Mar** | 369323(B) | 353543(B) | 15780(B) | 4.3(B) |
| **2009** | **Apr** | 369425(B) | 353437(B) | 15988(B) | 4.3(B) |
| **2009** | **May** | 369184(B) | 353209(B) | 15975(B) | 4.3(B) |
| **2009** | **Jun** | 368881(B) | 353024(B) | 15857(B) | 4.3(B) |
| **2009** | **Jul** | 368578(B) | 352826(B) | 15752(B) | 4.3(B) |
| **2009** | **Aug** | 368306(B) | 352616(B) | 15690(B) | 4.3(B) |

http://data.bls.gov/timeseries/LASST38000003

4/21/2011

A-1-6

Bureau of Labor Statistics Data

Page 5 of 5

| | | | | | |
|---|---|---|---|---|---|
| 2009 | Sep | 368130(B) | 352519(B) | 15611(B) | 4.2(B) |
| 2009 | Oct | 367981(B) | 352448(B) | 15533(B) | 4.2(B) |
| 2009 | Nov | 368152(B) | 352672(B) | 15480(B) | 4.2(B) |
| 2009 | Dec | 368417(B) | 352996(B) | 15421(B) | 4.2(B) |
| 2010 | Jan | 369069(B) | 353775(B) | 15294(B) | 4.1(B) |
| 2010 | Feb | 369688(B) | 354595(B) | 15093(B) | 4.1(B) |
| 2010 | Mar | 370108(B) | 355242(B) | 14866(B) | 4.0(B) |
| 2010 | Apr | 370360(B) | 355693(B) | 14667(B) | 4.0(B) |
| 2010 | May | 370287(B) | 355747(B) | 14540(B) | 3.9(B) |
| 2010 | Jun | 370070(B) | 355585(B) | 14485(B) | 3.9(B) |
| 2010 | Jul | 369921(B) | 355438(B) | 14483(B) | 3.9(B) |
| 2010 | Aug | 370037(B) | 355553(B) | 14484(B) | 3.9(B) |
| 2010 | Sep | 370346(B) | 355884(B) | 14462(B) | 3.9(B) |
| 2010 | Oct | 370523(B) | 356121(B) | 14402(B) | 3.9(B) |
| 2010 | Nov | 370730(B) | 356395(B) | 14335(B) | 3.9(B) |
| 2010 | Dec | 370998(B) | 356732(B) | 14266(B) | 3.8(B) |
| 2011 | Jan | 371408 | 357446 | 13962 | 3.8 |
| 2011 | Feb | 372110 | 358364 | 13746 | 3.7 |
| 2011 | Mar | 372765(P) | 359480(P) | 13285(P) | 3.6(P) |

B : Reflects revised population controls, model reestimation, and new seasonal adjustment.
P : Preliminary.

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http://data.bls.gov/timeseries/LASST38000003

4/21/2011

A-1-7

Appendix A-2

Fargo city, North Dakota - Fact Sheet - American FactFinder

Page 1 of 2

U.S. Census Bureau
American FactFinder

FACT SHEET

★ **Fargo city, North Dakota**

**2005-2009 American Community Survey 5-Year Estimates - what's this?**
**Data Profile Highlights:**

**Note:** The following links are to data from the American Community Survey and the Population Estimates Program.

**NOTE:** Although the American Community Survey (ACS) produces population, demographic and housing unit estimates, it is the Census Bureau's Population Estimates Program that produces and disseminates the official estimates of the population for the nation, states, counties, cities and towns and estimates of housing units for states and counties.

| Social Characteristics - show more >> | Estimate | Percent | U.S. | Margin of Error |
|---|---|---|---|---|
| Average household size | 2.00 | (X) | 2.60 | +/-0.02 |
| Average family size | 2.74 | (X) | 3.19 | +/-0.04 |
| Population 25 years and over | 53,426 | | | +/-495 |
| High school graduate or higher | (X) | 93.3 | 84.6% | (X) |
| Bachelor's degree or higher | (X) | 37.2 | 27.5% | (X) |
| Civilian veterans (civilian population 18 years and over) | 6,902 | 9.2 | 10.1% | +/-462 |
| With a Disability | (X) | (X) | (X) | (X) |
| Foreign born | 4,828 | 5.2 | 12.4% | +/-490 |
| Male, Now married, except separated (population 15 years and over) | 17,133 | 43.2 | 52.3% | +/-656 |
| Female, Now married, except separated (population 15 years and over) | 16,711 | 43.4 | 48.4% | +/-631 |
| Speak a language other than English at home (population 5 years and over) | 6,410 | 7.3 | 19.6% | +/-675 |
| Household population | 86,667 | | | +/-1,379 |
| Group quarters population | (X) | (X) | (X) | (X) |

| Economic Characteristics - show more >> | Estimate | Percent | U.S. | Margin of Error |
|---|---|---|---|---|
| In labor force (population 16 years and over) | 58,308 | 75.4 | 65.0% | +/-809 |
| Mean travel time to work in minutes (workers 16 years and over) | 14.8 | (X) | 25.2 | +/-0.6 |
| Median household income (in 2009 inflation-adjusted dollars) | 38,921 | (X) | 51,425 | +/-1,098 |
| Median family income (in 2009 inflation-adjusted dollars) | 62,460 | (X) | 62,363 | +/-2,264 |
| Per capita income (in 2009 inflation-adjusted dollars) | 25,805 | (X) | 27,041 | +/-706 |
| Families below poverty level | (X) | 8.3 | 9.9% | +/-1.4 |
| Individuals below poverty level | (X) | 16.5 | 13.5% | +/-1.3 |

| Housing Characteristics - show more >> | Estimate | Percent | U.S. | Margin of Error |
|---|---|---|---|---|
| Total housing units | 45,709 | | | +/-737 |
| Occupied housing units | 43,321 | 94.8 | 88.2% | +/-787 |
| Owner-occupied housing units | 18,825 | 43.5 | 66.9% | +/-423 |
| Renter-occupied housing units | 24,496 | 56.5 | 33.1% | +/-779 |
| Vacant housing units | 2,388 | 5.2 | 11.8% | +/-409 |
| Owner-occupied homes | 18,825 | | | +/-423 |
| Median value (dollars) | 140,100 | (X) | 185,400 | +/-2,701 |
| Median of selected monthly owner costs | | | | |
| With a mortgage (dollars) | 1,335 | (X) | 1,486 | +/-26 |
| Not mortgaged (dollars) | 489 | (X) | 419 | +/-14 |

| ACS Demographic Estimates - show more >> | Estimate | Percent | U.S. | Margin of Error |
|---|---|---|---|---|
| ★ Total population | 93,236 | | | +/-39 |
| Male | 47,443 | 50.9 | 49.3% | +/-428 |
| Female | 45,793 | 49.1 | 50.7% | +/-427 |
| Median age (years) | 28.6 | (X) | 36.5 | +/-0.3 |

http://factfinder.census.gov/servlet/ACSSAFFFacts?_event=ChangeGeoContext&geo_id=16000U... 4/22/2011

A-2-1

Fargo city, North Dakota - Fact Sheet - American FactFinder Page 2 of 2

| | | | | |
|---|---|---|---|---|
| Under 5 years | 5,737 | 6.2 | 6.9% | +/-297 |
| 18 years and over | 75,446 | 80.9 | 75.4% | +/-396 |
| 65 years and over | 9,084 | 9.7 | 12.6% | +/-315 |
| One race | 91,976 | 98.6 | 97.8% | +/-288 |
| White | 85,463 | 91.7 | 74.5% | +/-489 |
| Black or African American | 2,348 | 2.5 | 12.4% | +/-347 |
| American Indian and Alaska Native | 1,438 | 1.5 | 0.8% | +/-204 |
| Asian | 2,135 | 2.3 | 4.4% | +/-226 |
| Native Hawaiian and Other Pacific Islander | 175 | 0.2 | 0.1% | +/-114 |
| Some other race | 417 | 0.4 | 5.6% | +/-159 |
| Two or more races | 1,260 | 1.4 | 2.2% | +/-289 |
| Hispanic or Latino (of any race) | 2,167 | 2.3 | 15.1% | +/-246 |

Source: U.S. Census Bureau, 2005-2009 American Community Survey

Explanation of Symbols:
'***' - The median falls in the lowest interval or upper interval of an open-ended distribution. A statistical test is not appropriate.
'*****' - The estimate is controlled. A statistical test for sampling variability is not appropriate.
'N' - Data for this geographic area cannot be displayed because the number of sample cases is too small.
'(X)' - The value is not applicable or not available.

---

The letters PDF or symbol indicate a document is in the Portable Document Format (PDF). To view the file you will need the Adobe® Acrobat® Reader, which is available for **free** from the Adobe web site.

http://factfinder.census.gov/servlet/ACSSAFFFacts?_event=ChangeGeoContext&geo_id=16000U... 4/22/2011

A-2-2

West Fargo city, North Dakota - Fact Sheet - American FactFinder Page 1 of 2

U.S. Census Bureau
American FactFinder

FACT SHEET

## * West Fargo city, North Dakota

**2005-2009 American Community Survey 5-Year Estimates - what's this?**
**Data Profile Highlights:**

**Note:** The following links are to data from the American Community Survey and the Population Estimates Program.

**NOTE:** Although the American Community Survey (ACS) produces population, demographic and housing unit estimates, it is the Census Bureau's Population Estimates Program that produces and disseminates the official estimates of the population for the nation, states, counties, cities and towns and estimates of housing units for states and counties.

| Social Characteristics - show more >> | Estimate | Percent | U.S. | Margin of Error |
|---|---|---|---|---|
| Average household size | 2.39 | (X) | 2.60 | +/-0.07 |
| Average family size | 2.89 | (X) | 3.19 | +/-0.08 |
| Population 25 years and over | 14,296 | | | +/-388 |
| High school graduate or higher | (X) | 93.5 | 84.6% | (X) |
| Bachelor's degree or higher | (X) | 29.4 | 27.5% | (X) |
| Civilian veterans (civilian population 18 years and over) | 1,564 | 9.5 | 10.1% | +/-237 |
| With a Disability | (X) | (X) | (X) | (X) |
| Foreign born | 597 | 2.6 | 12.4% | +/-326 |
| Male, Now married, except separated (population 15 years and over) | 5,376 | 59.5 | 52.3% | +/-277 |
| Female, Now married, except separated (population 15 years and over) | 5,237 | 60.4 | 48.4% | +/-227 |
| Speak a language other than English at home (population 5 years and over) | 1,062 | 5.1 | 19.6% | +/-366 |
| Household population | 22,726 | | | +/-50 |
| Group quarters population | (X) | (X) | (X) | (X) |

| Economic Characteristics - show more >> | Estimate | Percent | U.S. | Margin of Error |
|---|---|---|---|---|
| In labor force (population 16 years and over) | 14,059 | 80.6 | 65.0% | +/-393 |
| Mean travel time to work in minutes (workers 16 years and over) | 16.4 | (X) | 25.2 | +/-1.1 |
| Median household income (in 2009 inflation-adjusted dollars) | 59,633 | (X) | 51,425 | +/-3,214 |
| Median family income (in 2009 inflation-adjusted dollars) | 67,087 | (X) | 62,363 | +/-2,924 |
| Per capita income (in 2009 inflation-adjusted dollars) | 27,087 | (X) | 27,041 | +/-1,202 |
| Families below poverty level | (X) | 4.4 | 9.9% | +/-2.0 |
| Individuals below poverty level | (X) | 7.3 | 13.5% | +/-2.0 |

| Housing Characteristics - show more >> | Estimate | Percent | U.S. | Margin of Error |
|---|---|---|---|---|
| Total housing units | 9,783 | | | +/-292 |
| Occupied housing units | 9,516 | 97.3 | 88.2% | +/-264 |
| Owner-occupied housing units | 6,535 | 68.7 | 66.9% | +/-315 |
| Renter-occupied housing units | 2,981 | 31.3 | 33.1% | +/-314 |
| Vacant housing units | 267 | 2.7 | 11.8% | +/-130 |
| Owner-occupied homes | 6,535 | | | +/-315 |
| Median value (dollars) | 140,500 | (X) | 185,400 | +/-3,367 |
| Median of selected monthly owner costs | | | | |
| With a mortgage (dollars) | 1,335 | (X) | 1,486 | +/-49 |
| Not mortgaged (dollars) | 468 | (X) | 419 | +/-45 |

| ACS Demographic Estimates - show more >> | Estimate | Percent | U.S. | Margin of Error |
|---|---|---|---|---|
| * Total population | 22,726 | | | +/-50 |
| Male | 11,518 | 50.7 | 49.3% | +/-329 |
| Female | 11,208 | 49.3 | 50.7% | +/-325 |
| Median age (years) | 31.3 | (X) | 36.5 | +/-0.7 |

http://factfinder.census.gov/servlet/ACSSAFFFacts?_event=ChangeGeoContext&geo_id=16000U... 4/22/2011

A-2-3

West Fargo city, North Dakota - Fact Sheet - American FactFinder Page 2 of 2

| | | | | |
|---|---|---|---|---|
| Under 5 years | 1,966 | 8.7 | 6.9% | +/-263 |
| 18 years and over | 16,667 | 73.3 | 75.4% | +/-320 |
| 65 years and over | 1,673 | 7.4 | 12.6% | +/-187 |
| One race | 22,261 | 98.0 | 97.8% | +/-244 |
| White | 20,794 | 91.5 | 74.5% | +/-492 |
| Black or African American | 369 | 1.6 | 12.4% | +/-289 |
| American Indian and Alaska Native | 463 | 2.0 | 0.8% | +/-215 |
| Asian | 198 | 0.9 | 4.4% | +/-143 |
| Native Hawaiian and Other Pacific Islander | 14 | 0.1 | 0.1% | +/-21 |
| Some other race | 423 | 1.9 | 5.6% | +/-272 |
| Two or more races | 465 | 2.0 | 2.2% | +/-235 |
| Hispanic or Latino (of any race) | 726 | 3.2 | 15.1% | +/-235 |

Source: U.S. Census Bureau, 2005-2009 American Community Survey

Explanation of Symbols:
'***' - The median falls in the lowest interval or upper interval of an open-ended distribution. A statistical test is not appropriate.
'*****' - The estimate is controlled. A statistical test for sampling variability is not appropriate.
'N' - Data for this geographic area cannot be displayed because the number of sample cases is too small.
'(X)' - The value is not applicable or not available.

---

The letters PDF or symbol indicate a document is in the Portable Document Format (PDF). To view the file you will need the Adobe® Acrobat® Reader, which is available for free from the Adobe web site.

http://factfinder.census.gov/servlet/ACSSAFFFacts?_event=ChangeGeoContext&geo_id=16000U... 4/22/2011

A-2-4

Moorhead city, Minnesota - Fact Sheet - American FactFinder Page 1 of 2

U.S. Census Bureau
American FactFinder

FACT SHEET

★ **Moorhead city, Minnesota**

**2005-2009 American Community Survey 5-Year Estimates - what's this?**
**Data Profile Highlights:**

**Note:** The following links are to data from the American Community Survey and the Population Estimates Program.

**NOTE:** Although the American Community Survey (ACS) produces population, demographic and housing unit estimates, it is the Census Bureau's Population Estimates Program that produces and disseminates the official estimates of the population for the nation, states, counties, cities and towns and estimates of housing units for states and counties.

| Social Characteristics - show more >> | Estimate | Percent | U.S. | Margin of Error |
|---|---|---|---|---|
| Average household size | 2.28 | (X) | 2.60 | +/-0.04 |
| Average family size | 2.84 | (X) | 3.19 | +/-0.07 |
| Population 25 years and over | 18,609 | | | +/-327 |
| High school graduate or higher | (X) | 92.9 | 84.6% | (X) |
| Bachelor's degree or higher | (X) | 36.1 | 27.5% | (X) |
| Civilian veterans (civilian population 18 years and over) | 2,265 | 8.0 | 10.1% | +/-267 |
| With a Disability | (X) | (X) | (X) | (X) |
| Foreign born | 1,246 | 3.5 | 12.4% | +/-277 |
| Male, Now married, except separated (population 15 years and over) | 6,404 | 48.0 | 52.3% | +/-361 |
| Female, Now married, except separated (population 15 years and over) | 6,183 | 38.5 | 48.4% | +/-333 |
| Speak a language other than English at home (population 5 years and over) | 2,213 | 6.7 | 19.6% | +/-346 |
| Household population | 31,194 | | | +/-616 |
| Group quarters population | (X) | (X) | (X) | (X) |

| Economic Characteristics - show more >> | Estimate | Percent | U.S. | Margin of Error |
|---|---|---|---|---|
| In labor force (population 16 years and over) | 20,371 | 70.3 | 65.0% | +/-517 |
| Mean travel time to work in minutes (workers 16 years and over) | 14.6 | (X) | 25.2 | +/-0.8 |
| Median household income (in 2009 inflation-adjusted dollars) | 43,402 | (X) | 51,425 | +/-2,905 |
| Median family income (in 2009 inflation-adjusted dollars) | 62,160 | (X) | 62,363 | +/-3,936 |
| Per capita income (in 2009 inflation-adjusted dollars) | 20,780 | (X) | 27,041 | +/-646 |
| Families below poverty level | (X) | 9.3 | 9.9% | +/-2.1 |
| Individuals below poverty level | (X) | 16.8 | 13.5% | +/-2.0 |

| Housing Characteristics - show more >> | Estimate | Percent | U.S. | Margin of Error |
|---|---|---|---|---|
| Total housing units | 14,774 | | | +/-318 |
| Occupied housing units | 13,681 | 92.6 | 88.2% | +/-382 |
| Owner-occupied housing units | 8,721 | 63.7 | 66.9% | +/-323 |
| Renter-occupied housing units | 4,960 | 36.3 | 33.1% | +/-359 |
| Vacant housing units | 1,093 | 7.4 | 11.8% | +/-252 |
| Owner-occupied homes | 8,721 | | | +/-323 |
| Median value (dollars) | 136,500 | (X) | 185,400 | +/-4,024 |
| Median of selected monthly owner costs | | | | |
| With a mortgage (dollars) | 1,218 | (X) | 1,486 | +/-35 |
| Not mortgaged (dollars) | 389 | (X) | 419 | +/-14 |

| ACS Demographic Estimates - show more >> | Estimate | Percent | U.S. | Margin of Error |
|---|---|---|---|---|
| ★ Total population | 35,258 | | | +/-56 |
| Male | 16,397 | 46.5 | 49.3% | +/-240 |
| Female | 18,861 | 53.5 | 50.7% | +/-247 |
| Median age (years) | 28.2 | (X) | 36.5 | +/-0.8 |

http://factfinder.census.gov/servlet/ACSSAFFFacts?_event=ChangeGeoContext&geo_id=16000U... 4/22/2011

A-2-5

Moorhead city, Minnesota - Fact Sheet - American FactFinder Page 2 of 2

| | | | | |
|---|---|---|---|---|
| Under 5 years | 2,118 | 6.0 | 6.9% | +/-155 |
| 18 years and over | 28,191 | 80.0 | 75.4% | +/-252 |
| 65 years and over | 4,383 | 12.4 | 12.6% | +/-187 |
| One race | 34,647 | 98.3 | 97.8% | +/-235 |
| White | 32,389 | 91.9 | 74.5% | +/-241 |
| Black or African American | 434 | 1.2 | 12.4% | +/-66 |
| American Indian and Alaska Native | 742 | 2.1 | 0.8% | +/-218 |
| Asian | 546 | 1.5 | 4.4% | +/-102 |
| Native Hawaiian and Other Pacific Islander | 16 | 0.0 | 0.1% | +/-26 |
| Some other race | 520 | 1.5 | 5.6% | +/-229 |
| Two or more races | 611 | 1.7 | 2.2% | +/-242 |
| Hispanic or Latino (of any race) | 1,415 | 4.0 | 15.1% | +/-151 |

Source: U.S. Census Bureau, 2005-2009 American Community Survey

Explanation of Symbols:
'****' - The median falls in the lowest interval or upper interval of an open-ended distribution. A statistical test is not appropriate.
'*****' - The estimate is controlled. A statistical test for sampling variability is not appropriate.
'N' - Data for this geographic area cannot be displayed because the number of sample cases is too small.
'(X)' - The value is not applicable or not available.

---

The letters PDF or symbol indicate a document is in the Portable Document Format (PDF). To view the file you will need the Adobe® Acrobat® Reader, which is available for **free** from the Adobe web site.

http://factfinder.census.gov/servlet/ACSSAFFFacts?_event=ChangeGeoContext&geo_id=16000U... 4/22/2011

A-2-6